Note 14 - Unrecognized Compensation Cost (Details)	Dec. 31, 2014 USD ($)
Will Be Recognized in Two Thousand Fifteen [Member]
Unrecognized compensation cost	$ 47,994
Will Be Recognized in 2016 [Member]
Unrecognized compensation cost	7,333
Unrecognized compensation cost	$ 55,327